Domicile and Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jan. 21, 2025
Domicile and Activities [Line Items]
Shares issued	10,000
Consolidated revenue (in Dollars)	$ 113,250,000
Percentage of earnout shares subject to lockup arrangement	50.00%
HBNB [Member]
Domicile and Activities [Line Items]
Shares issued
Consolidated revenue (in Dollars)	$ 113,250,000
Percentage of earnout shares subject to lockup arrangement	50.00%
HBNB [Member] | Merger Agreement [Member]
Domicile and Activities [Line Items]
Shares issued	230,000,000
Consideration paid (in Dollars)	$ 2,300,000,000
Price per share (in Dollars per share)	$ 10
DDPC [Member]
Domicile and Activities [Line Items]
Shares issued	195,500,000
Merdeka, HBNB [Member]
Domicile and Activities [Line Items]
Shares issued	600,000
JVSPAC [Member]
Domicile and Activities [Line Items]
Converting rights	4
JVSPAC [Member] | Class A Ordinary Share [Member]
Domicile and Activities [Line Items]
Shares issued	1
Common Shares [Member] | HOA [Member]
Domicile and Activities [Line Items]
Shares issued		216,000
Percentage of share capital		40.00%
Common Shares [Member] | HBNB [Member]
Domicile and Activities [Line Items]
Shares issued	1
Hotel101 Global Shares [Member] | HOA [Member]
Domicile and Activities [Line Items]
Shares issued		1,987,239
Key Executive Shares [Member]
Domicile and Activities [Line Items]
Shares issued	34,500,000
Key Executive Shares [Member] | Bottom of Range [Member]
Domicile and Activities [Line Items]
Vesting period	18 months
Key Executive Shares [Member] | Top of Range [Member]
Domicile and Activities [Line Items]
Vesting period	66 months
Earnout Shares [Member] | HBNB [Member]
Domicile and Activities [Line Items]
Shares issued	500,000